Share capital and additional paid in capital - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended				12 Months Ended
	Sep. 05, 2023 CNY (¥)	Sep. 05, 2023 USD ($)	Jul. 06, 2023 CNY (¥)	Jul. 06, 2023 USD ($)	Dec. 01, 2022 CNY (¥)	Dec. 01, 2022 USD ($)	Nov. 01, 2020 shares	Nov. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 $ / shares shares	Jul. 31, 2019 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 shares	Aug. 31, 2023 shares	May 31, 2023 $ / shares shares	Apr. 30, 2023 shares	Sep. 30, 2022 shares
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares										$ 0.001	$ 0.001
Proceeds from issue of preference shares | ¥														¥ 556,356
Purchase Price												¥ 39,957	$ 5,628	¥ 8,624
Common Stock, Voting Rights												Holders of Class A ordinary shares are entitled to one vote per share. Holders of Class B ordinary shares and Class C ordinary shares are entitled to ten votes per share and two votes per share, respectively.	Holders of Class A ordinary shares are entitled to one vote per share. Holders of Class B ordinary shares and Class C ordinary shares are entitled to ten votes per share and two votes per share, respectively.
Subscription receivable on shares												¥ 4,696			$ 661
After Share Subdivision
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares										$ 0.0001
Number of shares called by each existing issued and unissued share										10
Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period							400			49,995,000	100
Effective share subdivision										1-to-10,000
Share price of shares cancelled in exchange | $ / shares										$ 0.0001
Class A ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares															$ 0.01			$ 0.6
Shares Issued								108,760,310				847,654,531			847,654,531	108,760,310	108,760,310	35,000,000,000,000		108,760,310
Number of shares received on exchange upon merger										32.951
Number of shares authorised												6,000,000,000			6,000,000,000
Number of shares outstanding												847,654,531			847,654,531
Additional shares authorized																			5,300,000,000
Class A ordinary shares [Member] | Institution Investor [Member]
Disclosure of changes in combined capital and additional paid in capital
Shares Issued								66,000,000				57,570,524			57,570,524
Purchase Price					¥ 208,700	$ 30,000		$ 700
Class B ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares															$ 0.01
Shares Issued												242,662,399			242,662,399
Number of shares authorised												300,000,000			300,000,000
Number of shares outstanding												242,662,399			242,662,399
Class C ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares															$ 0.01
Shares Issued												1,364,885,373			1,364,885,373
Number of shares authorised												1,400,000,000			1,400,000,000
Number of shares outstanding												1,364,885,373			1,364,885,373
Convertible Redeemable Preference Shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Proceeds from issue of preference shares	¥ 495,800	$ 70,000	¥ 495,800	$ 70,000					¥ 556,400
Other Class or Series [Member]
Disclosure of changes in combined capital and additional paid in capital
Number of shares authorised												2,300,000,000			2,300,000,000
Additional shares authorized																			2,200,000,000